Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance at Mar. 31, 2022				$ 450	$ 127,820	$ (7,583,980)	$ 30,590			$ (7,425,120)
Balance, shares at Mar. 31, 2022	[1]			4,500,000
Waive of liabilities due to related parties					12,910,857					12,910,857
Net loss						(4,263,231)				(4,263,231)
Foreign currency translation adjustments							18,750			18,750
Balance at Mar. 31, 2023				$ 450	13,038,677	(11,847,211)	49,340			1,241,256
Balance, shares at Mar. 31, 2023	[1]			4,500,000
Net loss						(4,899,006)				(4,899,006)
Foreign currency translation adjustments							1,111			1,111
Balance at Mar. 31, 2024				$ 450	13,038,677	(16,746,217)	50,451			(3,656,639)
Balance, shares at Mar. 31, 2024	[1]			4,500,000
Net loss						(3,376,410)				(3,376,410)
Foreign currency translation adjustments							(23,847)			(23,847)
Reverse recapitalization		$ 292		$ (45)	99,977					100,224
Reverse recapitalization, shares	[1]	2,921,281		(450,000)
Issuance of ordinary shares for conversion of convertible promissory notes payable		$ 190			11,999,810					12,000,000
Issuance of ordinary shares for conversion of convertible promissory notes payable, shares		1,900,000	[1]					2,921,281	4,500,000
Capitalization of deferred offering costs					(1,341,541)					(1,341,541)
Balance at Mar. 31, 2025		$ 482		$ 405	$ 23,796,923	$ (20,122,627)	$ 26,604			$ 3,701,787
Balance, shares at Mar. 31, 2025	[1]	4,821,281		4,050,000

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.